UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin  53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end: April 30

Date of reporting period: July 1, 2012 - June 30, 2013

Item 1. Proxy Voting Record.

Name of Fund:	SiM Dynamic Allocation Diversified Income Fund
Period:	7/1/12-6/30/13

Company Name	Meeting Date	CUSIP	Ticker
Hatteras Financial Corp	5/21/2013	41902R-103	HTS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. Directors:	Issuer
For	For	Michael. R. Hough	Issuer
For	For	Benjamin M. Hough	Issuer
For	For	David W. Berson	Issuer
For	For	Ira G. Kawaller	Issuer
For	For	Jeffrey D. Miller	Issuer
For	For	Thomas D. Wren	Issuer

For	For	2. Ratify Appointment of Ernst & Young as independent registered public accounting firm for the year ending December 31, 2013	Issuer

For	For	3. Approve by non-binding vote executive compensation	Issuer

Against	Against	4. Shareholder proposal regarding majority voting in Director elections	Security Holder

Company Name	Meeting Date	CUSIP	Ticker
Annaly Capital Management, Inc	5/23/2013	035710-409	NLY

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. Directors:	Issuer
For	For	Kevin P. Brady	Issuer
For	For	E. Wayne Nordberg	Issuer
For	For	Kevon G. Keyes	Issuer
For	For	John H. Schaefer	Issuer

For	For	2. Management Externalization proposal to approve entering into a management agreement with the manager	Issuer

For	For	3. Proposal to approve a non-binding resolution on executive compensation	Issuer

For	For	4. Ratification of the appointment of Ernst & Young as independent public accounting firm for the 2013 fiscal year	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Invesco Mortgage Capital Inc.	6/1/2013	46131B100	IVR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. Directors:	Issuer
For	For	G. Mark Armour	Issuer
For	For	James S. Balloun	Issuer
For	For	John S. Day	Issuer
For	For	Karen Dunn Kelley	Issuer
For	For	James R. Lientz, Jr.	Issuer

For	For	2. Advisory vote to approve 2012 executive compensation	Issuer

For	For	3. Appointment of Grant Thornton as the company's independent registered public accounting firm	Issuer

Company Name	Meeting Date	CUSIP	Ticker
American Capital Agency Corp	4/30/2013	02503X105	AGNC

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. Directors:	Issuer
For	For	Robert M. Couch	Issuer
For	For	Norris A. Davis	Issuer
For	For	Randy E. Dobbs	Issuer
For	For	Larry K. Harvey	Issuer
For	For	Prue B. Larocca	Issuer
For	For	Alvin R. Puryear	Issuer
For	For	Malon Wilkus	Issuer
For	For	John R. Erickson	Issuer
For	For	Samuel A. Flax	Issuer

For	For	2. To approve an amendment to Amended and Restated Certificate of Incorporation to increase the total authorized shares of preferred stock from 10,000,000 to 20,000,000	Issuer

For	For	3. Ratification of appointment of Ernst & Young as independent public accountant for year ending December 31, 2013	Issuer

Name of Fund: SiM Dynamic Allocation Balanced Income Fund
Period: July 1, 2012-June 30, 2013

THIS FUND WAS NOT A SHAREHOLDER OF RECORD FOR ANY SHAREHOLDER MATTERS DURING THE PERIOD, AND THEREFORE DID NOT RECEIVE, OR VOTE, ANY PROXIES

Name of Fund:	SiM Dynamic Allocation Equity Income Fund
Period:	7/1/12-6/30/13

Company Name	Meeting Date	CUSIP	Ticker
Hatteras Financial Corp	5/21/2013	41902R-103	HTS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. Directors:	Issuer
For	For	Michael. R. Hough	Issuer
For	For	Benjamin M. Hough	Issuer
For	For	David W. Berson	Issuer
For	For	Ira G. Kawaller	Issuer
For	For	Jeffrey D. Miller	Issuer
For	For	Thomas D. Wren	Issuer

For	For	2. Ratify Appointment of Ernst & Young as independent registered public accounting firm for the year ending December 31, 2013	Issuer

For	For	3. Approve by non-binding vote executive compensation	Issuer

Against	Against	4. Shareholder proposal regarding majority voting in Director elections	Security Holder

Company Name	Meeting Date	CUSIP	Ticker
Annaly Capital Management, Inc	5/23/2013	035710-409	NLY

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. Directors:	Issuer
For	For	Kevin P. Brady	Issuer
For	For	E. Wayne Nordberg	Issuer
For	For	Kevon G. Keyes	Issuer
For	For	John H. Schaefer	Issuer

For	For	2. Management Externalization proposal to approve entering into a management agreement with the manager	Issuer

For	For	3. Proposal to approve a non-binding resolution on executive compensation	Issuer

For	For	4. Ratification of the appointment of Ernst & Young as independent public accounting firm for the 2013 fiscal year	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Invesco Mortgage Capital Inc.	6/1/2013	46131B100	IVR

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. Directors:	Issuer
For	For	G. Mark Armour	Issuer
For	For	James S. Balloun	Issuer
For	For	John S. Day	Issuer
For	For	Karen Dunn Kelley	Issuer
For	For	James R. Lientz, Jr.	Issuer

For	For	2. Advisory vote to approve 2012 executive compensation	Issuer

For	For	3. Appointment of Grant Thornton as the company's independent registered public accounting firm	Issuer

Company Name	Meeting Date	CUSIP	Ticker
American Capital Agency Corp	4/30/2013	02503X105	AGNC

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. Directors:	Issuer
For	For	Robert M. Couch	Issuer
For	For	Norris A. Davis	Issuer
For	For	Randy E. Dobbs	Issuer
For	For	Larry K. Harvey	Issuer
For	For	Prue B. Larocca	Issuer
For	For	Alvin R. Puryear	Issuer
For	For	Malon Wilkus	Issuer
For	For	John R. Erickson	Issuer
For	For	Samuel A. Flax	Issuer

For	For	2. To approve an amendment to Amended and Restated Certificate of Incorporation to increase the total authorized shares of preferred stock from 10,000,000 to 20,000,000	Issuer

For	For	3. Ratification of appointment of Ernst & Young as independent public accountant for year ending December 31, 2013	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Douglas G. Hess
 Douglas G. Hess, President
 (Principal Executive Officer)

Date  08/19/2013